Revenue - Summary of Changes in Deferred Revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Movement in Deferred Revenue [Roll Forward]
Balance, beginning of period	$ 23,272
Deferral of revenue	(576)	$ 110,704	$ 333,192	$ 329,410
Recognition of unearned revenue	20,325	$ 110,704	(309,920)	$ (329,410)
Balance, end of period	$ 2,371		$ 23,272